Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Composition of Assets Grouped by Major Classification	Composition of assets, grouped by major classification, is as follows:
	December 31,
	2023	2022

Cost:
Computers and electronic equipment	$4,553	$4,399
Office furniture and equipment	422	412
Leasehold improvements	320	314
	5,295	5,125
Accumulated depreciation:
Computers and electronic equipment	4,107	3,786
Office furniture and equipment	229	200
Leasehold improvements	161	129
	4,497	4,115
	$798	$1,010